RIGHT-OF-USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Right-of-use Assets
SCHEDULE OF OPERATING LEASE LIABILITIES RIGHT OF USE ASSETS

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Operating lease expense (per ASC 842)	51	3

Total lease expense	51	3

SCHEDULE OF OPERATING LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending June 30:

Period ending June 30,	Operating lease amount
$’000

2026	912
2027	2,147
Less: interest	(180)

Present value of lease liabilities	2,879

Representing:-
Current liabilities	834
Non-current liabilities	2,045

2,879